Intangible Assets, Net - Summary Of Intangible Assets Subject To Amortization (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 317,261	$ 185,648
Accumulated Amortization	126,042	71,106
Total	$ 191,219	$ 114,542
Data rights [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	7 years	8 years
Gross Carrying Amount	$ 71,266	$ 71,797
Accumulated Amortization	23,625	16,621
Total	$ 47,641	$ 55,176
Marketing products [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	6 years	12 years
Gross Carrying Amount	$ 62,803	$ 24,757
Accumulated Amortization	12,786	4,548
Total	$ 50,017	$ 20,209
Technology [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	2 years	1 year
Gross Carrying Amount	$ 112,698	$ 44,720
Accumulated Amortization	54,811	32,625
Total	$ 57,887	$ 12,095
Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	2 years	2 years
Gross Carrying Amount	$ 70,494	$ 44,374
Accumulated Amortization	34,820	17,312
Total	$ 35,674	$ 27,062